Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EPB 001 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
Note 3
– Fair
Value
Measurements
The Plan is required
to categorize
both
financial and
nonfinancial
assets
and liabilities
based
on the
following
fair value
hierarchy.
The fair value of
an asset is
the price at
which the
asset could be
sold in an
orderly transaction
between
unrelated, knowledgeable,
and willing
parties able
to engage
in the transaction.
A liability’s fair
value is
defined as
the
amount that would be
paid to
transfer
the liability
to a new
obligor in
a
transaction
between
such parties,
not the
amount
that would
be paid
to settle
the liability
with the
creditor.
•
Level 1
- Quoted
prices
in active
markets
for
identical
assets or
liabilities
•
Level 2
- Inputs other
than quoted prices included in
Level 1 that are observable for the asset or liability,
either directly
or indirectly,
including:
◦
Quoted
prices
for
similar assets
or liabilities in
active
markets
◦
Quoted
prices
for
identical
or similar
assets in
non-active
markets
◦
Inputs
other
than
quoted
prices
that are
observable
for
the asset
or liability
◦
Inputs
derived
principally
from
or corroborated
by other
observable
market
data
•
Level 3
- Unobservable inputs for
the asset or liability
that are supported
by little
or no market
activity
and
that are
significant
to the
fair
value
of
the assets
or liabilities
The asset or liability’s fair value measurement level
within the fair value hierarchy
is based on the lowest
level
of
any input that is significant
to the fair value measurement.
Valuation techniques used
need to
maximize the
use
of
observable
inputs
and
minimize
the use
of
unobservable
inputs.
The following is a description of the valuation methodologies used for assets measured at fair value.
There have
been
no changes
in the
methodologies
used
at December
31,
2025
or 2024:
Common stock and mutual funds
:
These investments
are valued based
on quoted market
prices at the
end
of
the Plan
year.
Common collective trust funds
:
This investment is valued based on the net asset value (“NAV”) of units
held by
the Plan
at year
end, as
calculated by the issuer,
as a
practical expedient to estimate
fair value.
NAV
is calculated based on the
fair value of the
underlying
assets owned by the
fund, minus
its liabilities,
divided
by the
number
of
units outstanding.
The preceding methods described
may produce
a fair value calculation
that may not be
indicative of net realizable
value
or
reflective
of
future
fair
values.
Furthermore,
although
the
Plan
believes
its
valuation
methods
are
appropriate
and consistent with
other
market participants, the use
of different
methodologies or assumptions to
determine the fair
value of certain financial instruments could result in a different fair value measurement at the
reporting date.
The following
table sets
forth
the Plan’s
assets at
fair
value.
December 31, 2025 Level 1 Level 2 Level 3 Total
Assets
Cal-Maine
Foods,
Inc.
common
stock
$ 150,927,930 $ — $ — $ 150,927,930
Mutual funds 104,260,825 — — 104,260,825
Total
assets measured
at fair
value
$ 255,188,755 $ — $ — $ 255,188,755
Investments measured at net asset value* 2,785,871
Investment
at fair
value
$ 257,974,626
December 31, 2024 Level 1 Level 2 Level 3 Total
Assets
Cal-Maine
Foods,
Inc.
common
stock
$ 196,595,844 $ — $ — $ 196,595,844
Mutual funds 86,910,290 — — 86,910,290
Total
assets measured
at fair
value
$ 283,506,134 $ — $ — $ 283,506,134
Investments measured at net asset value* 2,630,009
Investment
at fair
value
$ 286,136,143
*
The investment measured at fair value using the net asset value per share (or its equivalent) practical
expedient has not been classified in the fair value
hierarchy.
The fair value
amount included
above is intended
to permit reconciliation
of the fair value hierarchy
to the amounts
presented in the
statements
of
net assets
available
for
benefits.
The following
table summarizes
investments
for which
fair
value
is
measured using
the NAV per share
as a
practical
expedient.
Unfunded Redemption Redemption
Fair Value Commitments Frequency Notice Period
December 31, 2025
Common
collective
trust fund
$ 2,785,871 N/A Daily None
December 31, 2024
Common
collective
trust fund
$ 2,630,009 N/A Daily None